Land Use Right, Net (Details) - Schedule of Amortization Expenses of Land Use Right - Amortization of Land Use Right [Member]	Mar. 31, 2024 USD ($)
Schedule of Amortization Expenses of Land Use Right [Line Items]
Remaining in fiscal year 2024	$ 16,923
2025	33,846
2026	33,846
2027	33,846
2028	33,846
2029 and thereafter	1,494,511
Total	$ 1,646,818